Derivative Instruments (Tables)	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 14, 2021	Dec. 31, 2021
Derivative Instruments [Abstract]
Schedule of assumptions to estimate the fair value
	June 30, 2022	December 31, 2021
Stock price	$15.53	$18.28
Exercise price	$11.50	$11.50
Volatility	49.5%	46.0%
Expected term (years)	4.2	4.7
Risk-free interest rate	3.0%	1.2%

	As of September 15, 2021 at Initial Measurement	December 31, 2021
Stock price	$18.05	$18.28
Exercise price	$11.50	$11.50
Volatility	45.8%	46.0%
Expected term (years)	5.0	4.7
Risk-free interest rate	0.79%	1.21%

Schedule of fair value of the warrant liabilities
(in thousands)
Warrant liabilities as of December 31, 2021	$67,290
Change in fair value	(13,004)
Less fair value of warrants exercised	(1,556)
Warrant liabilities as of June 30, 2022	$52,730

(in thousands)
Warrant liabilities as of September 15, 2021 (Closing Date)	$150,153
Change in fair value	3,015
Less fair value of warrants exercised or redeemed	(85,878)
Warrant liabilities as of December 31, 2021	$67,290

Schedule of balance sheet classification and fair value
(in thousands)	June 30, 2022	December 31, 2021
Prepaid expenses and other current assets
Natural gas swap asset	$245	$—
Interest rate swap asset	1,906	—
Other non-current assets
Interest rate swap asset	2,814	439
Total derivative assets	$4,965	$439
Accrued and other current liabilities
Natural gas swap liability	$55	$44
Interest rate swap liability	—	727
Derivative liabilities
Natural gas swap liability	—	134

Warrant liabilities	52,730	67,290
Total derivative liabilities	$52,785	$68,195

(in thousands)	2021	2020
Other non-current assets
Interest rate swap asset	$439	$—
Total derivative assets	$439	$—
Accrued and other current liabilities
Natural gas swap liability	$44	$—
Interest rate swap liability	727	—
Derivative liabilities
Natural gas swap liability	134	—
Warrant liabilities	67,290	—
Total derivative liabilities	$68,195	$—

Schedule of income statement effect of gains and losses related to warrants and derivative instruments
	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2022	2021	2022	2021
Gain (loss) on natural gas swap contract	$116	$—	$570	$—
Gain (loss) on interest rate swap contract	963	—	4,606	—
Gain (loss) on warrant liabilities	37,016	—	13,004	—
Total	$38,095	$—	$18,180	$—

(in thousands)	2021	2020
Gain (loss) on natural gas swap contract	$(424)	$—
Gain (loss) on warrant liabilities	(3,015)	—
Gain (loss) on interest rate swap contract	(288)	—
Total	$(3,727)	$—

Aria Energy LLC [Member]
Derivative Instruments [Abstract]
Schedule of cash payments for the natural gas swap
(in thousands)	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Natural gas swap – unrealized gain (loss)	$446	$556

(in thousands)	September 14, 2021	December 31, 2020
Natural gas swap asset – included in other noncurrent assets	$326	$—
Natural gas swap liability – included in derivative liabilities	—	(1,268)
(in thousands)	January 1 to September 14, 2021	Year Ended December 31, 2020
Natural gas swap – unrealized gain (loss)	$1,129	$(40)
Interest rate cap – unrealized loss	—	(95)